Summary of Significant Accounting Policies - Schedule of Net Loss Per Share of Common Stock (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Net Income (Loss) Attributable to Parent [Abstract]
Allocation of net income (loss) Redeemable	$ 540,910	$ (422,932)		$ 3,700,308	$ (592,475)	$ (2,091,672)
Allocation of net income (loss) Non-Redeemable	$ 135,228	$ 0		$ 925,077	$ 0	$ (541,088)
Weighted Average Shares Outstanding including common stock subject to redemption Redeemable, Basic	27,600,000	27,600,000		27,600,000	6,900,000	26,492,055
Weighted Average Shares Outstanding including common stock subject to redemption Redeemable, Diluted	27,600,000	27,600,000		27,600,000	6,900,000	26,492,055
Basic net income (loss) per share, Redeemable	$ 0.02	$ (0.01)		$ 0.13	$ (0.02)	$ (0.08)
Diluted net income (loss) per share, Redeemable	$ 0.02	$ (0.01)		$ 0.13	$ (0.02)	$ (0.08)
Weighted Average Shares Outstanding including common stock subject to redemption Non-Redeemable, Basic	6,900,000	0	6,000,000	6,900,000	0	6,853,151
Weighted Average Shares Outstanding including common stock subject to redemption Non-Redeemable, Diluted	6,900,000	0	6,000,000	6,900,000	0	6,853,151
Basic net income (loss) per share, Non-Redeemable	$ 0.02	$ 0	$ 0	$ 0.13	$ 0	$ (0.08)
Diluted net income (loss) per share, Non-Redeemable	$ 0.02	$ 0	$ 0	$ 0.13	$ 0	$ (0.08)